Contract Assets and Contract Liabilities (Details) - Schedule of Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Costs Included in Condensed Consolidated Balance Sheets [Abstract]
Contract assets	$ 18,391	$ 36,384	$ 41,916	$ 1,303,136
Contract liabilities	$ (1,311,002)	(437,271)	(1,437,579)	(1,774,740)
Net contract liabilities		$ (400,887)	$ (1,395,663)	$ (471,604)